Primary and secondary segments reporting - Schedule of condensed balance sheets and condensed underlying income statements by primary segments (Details) - EUR (€) € in Millions	8 Months Ended	12 Months Ended
	Aug. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance sheet (condensed)
Total assets		€ 1,797,062	€ 1,734,659	€ 1,595,835
Total liabilities		1,692,821	1,637,074	1,498,782
Total equity		104,241	97,585	97,053	€ 91,322
Other customer funds under management		209,737	181,880	186,927
Other non-managed marketed customer funds		50,036	48,379	48,385
Underlying income statement (condensed)
Net interest income		43,261	38,619	33,370
Net fee income		12,057	11,790	10,502
Gains (losses) on financial transactions		2,633	1,653	1,563
Other operating income		(528)	55	969
Total income		57,423	52,117	46,404
Administrative expenses, depreciation and amortisation		(25,425)	(23,903)	(21,415)
Net operating income		31,998	28,214	24,989
Net loan-loss provisions		(12,932)	(10,836)	(7,436)
Other gains (losses) and provisions		(2,607)	(2,128)	(3,006)
Operating profit/(loss) before tax	€ 5,109	16,459	15,250	14,547
Tax on profit	€ (267)	(4,276)	(4,486)	(4,894)
Profit/(loss) from continuing operations		12,183	10,764	9,653
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		12,183	10,764	9,653
Non-controlling interests		(1,107)	(1,159)	(1,529)
Attributable profit to the parent		11,076	9,605	8,124
Release of provision corresponding to results from commitments and contingent risks		(24)	(27)	29
Statutory results
Underlying income statement (condensed)
Net interest income		43,261	38,619	33,370
Net fee income		12,057	11,790	10,502
Gains (losses) on financial transactions		2,633	1,653	1,563
Other operating income		(304)	92	969
Total income		57,647	52,154	46,404
Administrative expenses, depreciation and amortisation		(25,425)	(23,903)	(21,415)
Net operating income		32,222	28,251	24,989
Net loan-loss provisions		(12,458)	(10,509)	(7,436)
Other gains (losses) and provisions		(3,066)	(2,492)	(2,293)
Operating profit/(loss) before tax		16,698	15,250	15,260
Tax on profit		(4,489)	(4,486)	(5,076)
Profit/(loss) from continuing operations		12,209	10,764	10,184
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		12,209	10,764	10,184
Non-controlling interests		(1,133)	(1,159)	(1,530)
Attributable profit to the parent		11,076	9,605	8,654
Release of provision corresponding to results from commitments and contingent risks		(24)	(27)	29
Europe | Statutory results
Underlying income statement (condensed)
Net interest income		15,910	12,565	10,574
Net fee income		4,399	4,493	4,344
Gains (losses) on financial transactions		1,033	821	756
Other operating income		97	151	260
Total income		21,439	18,030	15,934
Administrative expenses, depreciation and amortisation		(9,030)	(8,523)	(8,318)
Net operating income		12,409	9,507	7,616
Net loan-loss provisions		(2,533)	(2,396)	(2,293)
Other gains (losses) and provisions		(1,681)	(1,629)	(1,290)
Operating profit/(loss) before tax		8,195	5,482	4,033
Tax on profit		(2,371)	(1,492)	(1,212)
Profit/(loss) from continuing operations		5,824	3,990	2,821
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		5,824	3,990	2,821
Non-controlling interests		(342)	(179)	(71)
Attributable profit to the parent		5,482	3,811	2,750
North America | Statutory results
Underlying income statement (condensed)
Net interest income		10,159	9,705	8,072
Net fee income		2,192	1,958	1,644
Gains (losses) on financial transactions		505	204	224
Other operating income		318	449	914
Total income		13,174	12,316	10,854
Administrative expenses, depreciation and amortisation		(6,465)	(5,871)	(4,967)
Net operating income		6,708	6,445	5,887
Net loan-loss provisions		(3,733)	(2,538)	(1,210)
Other gains (losses) and provisions		(138)	(118)	(145)
Operating profit/(loss) before tax		2,837	3,789	4,532
Tax on profit		(468)	(869)	(1,016)
Profit/(loss) from continuing operations		2,369	2,920	3,516
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		2,369	2,920	3,516
Non-controlling interests		(15)	(43)	(556)
Attributable profit to the parent		2,354	2,877	2,960
South America | Statutory results
Underlying income statement (condensed)
Net interest income		13,040	12,979	11,307
Net fee income		4,684	4,515	3,721
Gains (losses) on financial transactions		1,280	1,291	716
Other operating income		(1,033)	(761)	(407)
Total income		17,971	18,024	15,337
Administrative expenses, depreciation and amortisation		(6,920)	(6,675)	(5,379)
Net operating income		11,050	11,349	9,958
Net loan-loss provisions		(5,401)	(5,041)	(3,251)
Other gains (losses) and provisions		(1,041)	(544)	(474)
Operating profit/(loss) before tax		4,608	5,764	6,233
Tax on profit		(1,121)	(1,549)	(2,360)
Profit/(loss) from continuing operations		3,487	4,215	3,873
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		3,487	4,215	3,873
Non-controlling interests		(449)	(557)	(556)
Attributable profit to the parent		3,038	3,658	3,317
Digital Consumer Bank | Statutory results
Underlying income statement (condensed)
Net interest income		4,193	4,022	4,041
Net fee income		796	843	821
Gains (losses) on financial transactions		117	60	8
Other operating income		396	344	229
Total income		5,502	5,269	5,099
Administrative expenses, depreciation and amortisation		(2,618)	(2,462)	(2,405)
Net operating income		2,884	2,807	2,694
Net loan-loss provisions		(792)	(544)	(527)
Other gains (losses) and provisions		(72)	(27)	(194)
Operating profit/(loss) before tax		2,019	2,236	1,973
Tax on profit		(493)	(549)	(464)
Profit/(loss) from continuing operations		1,526	1,687	1,509
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		1,526	1,687	1,509
Non-controlling interests		(327)	(379)	(345)
Attributable profit to the parent		1,199	1,308	1,164
Corporate Centre | Statutory results
Underlying income statement (condensed)
Net interest income		(41)	(652)	(624)
Net fee income		(13)	(19)	(28)
Gains (losses) on financial transactions		(302)	(723)	(141)
Other operating income		(83)	(91)	(27)
Total income		(439)	(1,485)	(820)
Administrative expenses, depreciation and amortisation		(391)	(372)	(346)
Net operating income		(829)	(1,857)	(1,166)
Net loan-loss provisions		2	10	(155)
Other gains (losses) and provisions		(134)	(174)	(190)
Operating profit/(loss) before tax		(961)	(2,021)	(1,511)
Tax on profit		(36)	(27)	(24)
Profit/(loss) from continuing operations		(998)	(2,048)	(1,535)
Net profit from discontinued operations		0	0	0
Profit/(loss) for the year		(998)	(2,048)	(1,535)
Non-controlling interests		0	(1)	(2)
Attributable profit to the parent		(998)	(2,049)	(1,537)
Operating segment | Europe
Balance sheet (condensed)
Total assets		955,344	958,207	943,875
Total liabilities		911,173	915,167	899,007
Total equity		44,171	43,040	44,868
Other customer funds under management		111,933	100,178	114,698
Other non-managed marketed customer funds		26,390	23,305	25,572
Operating segment | North America
Balance sheet (condensed)
Total assets		294,827	288,595	244,734
Total liabilities		271,183	262,931	216,048
Total equity		23,644	25,664	28,686
Other customer funds under management		18,733	15,571	13,949
Other non-managed marketed customer funds		18,503	20,908	20,213
Operating segment | South America
Balance sheet (condensed)
Total assets		325,049	292,925	257,805
Total liabilities		299,155	268,417	237,375
Total equity		25,894	24,508	20,430
Other customer funds under management		78,076	65,251	57,428
Other non-managed marketed customer funds		1,087	1,077	103
Operating segment | Digital Consumer Bank
Balance sheet (condensed)
Total assets		166,796	151,015	148,005
Total liabilities		153,355	137,986	135,599
Total equity		13,441	13,029	12,406
Other customer funds under management		996	880	852
Other non-managed marketed customer funds		4,057	3,089	2,497
Corporate non segment | Corporate Centre
Balance sheet (condensed)
Total assets		254,705	262,218	215,467
Total liabilities		166,809	178,651	135,950
Total equity		87,896	83,567	79,517
Other customer funds under management		0	0	0
Other non-managed marketed customer funds		0	0	0
Intra-Group eliminations
Balance sheet (condensed)
Total assets		(199,660)	(218,301)	(214,051)
Total liabilities		(108,854)	(126,078)	(125,197)
Total equity		(90,806)	(92,223)	(88,854)
Other customer funds under management		0	0	0
Other non-managed marketed customer funds		€ 0	€ 0	€ 0